Significant accounting policies, judgements and estimation uncertainty (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of depreciation of property and equipment
Computer equipment	30%
Computer software	100%
Furniture and fixtures	20%
Laboratory equipment	20%
Leasehold improvements and right-of-use assets	straight-line